Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable noncontrolling interests
Summary of redeemable non-controlling interests balance

	2022	2023
	RMB	RMB	US$
Balance as of January 1	—	30,552	4,303
Initial fair value of redeemable noncontrolling interests	31,397	—	—
Net loss attributable to redeemable noncontrolling interests	(1,486)	(42)	(6)
Adjustment of redeemable noncontrolling interests to redemption value	641	191	27
Reclassification to permanent equity	—	(30,701)	(4,324)
Balance as of December 31	30,552	—	—